VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 4.4%
166,794	(1)	Altice USA, Inc.	$4,336,644	0.4
19,800	(1)	Electronic Arts, Inc.	2,582,118	0.2
29,700	(1)	IAC/InterActiveCorp	3,557,466	0.3
46,300	(1)	Live Nation Entertainment, Inc.	2,494,644	0.2
96,931	(1)	Match Group, Inc.	10,725,415	0.9
218,400	(1)	Snap, Inc.	5,702,424	0.5
65,200	(1)	Spotify Technology SA	15,815,564	1.3
24,000	(1)	Take-Two Interactive Software, Inc.	3,965,280	0.3
13,868	(1),(2)	ZoomInfo Technologies, Inc.	596,185	0.0
415,100	(1)	Zynga, Inc. - Class A	3,785,712	0.3
			53,561,452	4.4

		Consumer Discretionary: 11.4%
13,200	(1)	Aptiv PLC	1,210,176	0.1
6,600	(1)	Autozone, Inc.	7,772,424	0.6
25,100	(1)	Bright Horizons Family Solutions, Inc.	3,816,204	0.3
32,100	(1)	Burlington Stores, Inc.	6,615,489	0.6
35,300	(1)	Carmax, Inc.	3,244,423	0.3
42,519	(1),(2)	Chewy, Inc.	2,331,317	0.2
12,000	(1)	Chipotle Mexican Grill, Inc.	14,924,520	1.2
68,100	(1)	Dollar Tree, Inc.	6,220,254	0.5
15,100		Domino's Pizza, Inc.	6,421,728	0.5
43,100		Dunkin Brands Group, Inc.	3,530,321	0.3
57,100	(1)	Etsy, Inc.	6,945,073	0.6
7,600	(2)	Ferrari NV	1,399,084	0.1
13,400	(1)	Five Below, Inc.	1,701,800	0.1
12,500	(1)	Grand Canyon Education, Inc.	999,250	0.1
49,500	(1)	Lululemon Athletica, Inc.	16,303,815	1.3
53,800		MGM Resorts International	1,170,150	0.1
1,210	(1)	NVR, Inc.	4,940,575	0.4
30,100	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	2,629,235	0.2
32,600	(1)	O'Reilly Automotive, Inc.	15,031,208	1.2
15,500		Papa Johns International, Inc.	1,275,340	0.1
14,800		Pool Corp.	4,951,192	0.4
22,281		Restaurant Brands International, Inc.	1,281,380	0.1
37,600		Ross Stores, Inc.	3,508,832	0.3
25,700		Service Corp. International	1,084,026	0.1
57,400	(1)	ServiceMaster Global Holdings, Inc.	2,289,112	0.2
44,100		Tractor Supply Co.	6,321,294	0.5
24,821	(1)	Ulta Beauty, Inc.	5,559,408	0.5
23,600	(2)	Williams-Sonoma, Inc.	2,134,384	0.2
17,000		Wynn Resorts Ltd.	1,220,770	0.1
21,900		Yum China Holdings, Inc.	1,159,605	0.1
13,100		Yum! Brands, Inc.	1,196,030	0.1
			139,188,419	11.4

		Consumer Staples: 3.3%
63,275	(2)	Brown-Forman Corp. - Class B	4,765,873	0.4
14,300		Casey's General Stores, Inc.	2,540,395	0.2
91,900		Church & Dwight Co., Inc.	8,611,949	0.7
32,400		Clorox Co.	6,809,508	0.5
33,400		Conagra Brands, Inc.	1,192,714	0.1
12,400		Constellation Brands, Inc.	2,349,924	0.2
54,700		Hershey Co.	7,840,698	0.6
23,700		McCormick & Co., Inc.	4,600,170	0.4
38,440	(2)	Reynolds Consumer Products, Inc.	1,177,033	0.1
17,389		Tyson Foods, Inc.	1,034,297	0.1
			40,922,561	3.3

		Energy: 0.4%
59,400		Cabot Oil & Gas Corp.	1,031,184	0.1
22,352		Concho Resources, Inc./Midland TX	986,170	0.1
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	169,312	0.0
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	2,154,880	0.2
			4,341,546	0.4

		Financials: 3.9%
21,200		Assurant, Inc.	2,571,772	0.2
29,300		Axis Capital Holdings Ltd.	1,290,372	0.1
26,333		Cboe Global Markets, Inc.	2,310,458	0.2
217,400	(1),(2)	Churchill Capital Corp. III	2,228,350	0.2
5,500	(2)	Factset Research Systems, Inc.	1,841,840	0.1
10,100		First Republic Bank	1,101,506	0.1
52,751	(1),(2)	GoHealth, Inc.	687,082	0.0
19,300		MarketAxess Holdings, Inc.	9,294,687	0.8
33,900		MSCI, Inc. - Class A	12,094,842	1.0
11,400		Nasdaq, Inc.	1,398,894	0.1
11,233	(1),(2)	Selectquote, Inc.	227,468	0.0
110,945	(1),(4)	Selectquote, Inc. - Lockup Shares	2,224,170	0.2
15,600		Signature Bank	1,294,644	0.1
5,700	(1)	SVB Financial Group	1,371,534	0.1
123,852	(2)	Tradeweb Markets, Inc.	7,183,416	0.6
33,630		Webster Financial Corp.	888,168	0.1
			48,009,203	3.9

		Health Care: 22.3%
14,800	(1)	Abiomed, Inc.	4,100,488	0.3
42,199	(1)	Acadia Healthcare Co., Inc.	1,244,027	0.1
87,000	(1),(2)	Acadia Pharmaceuticals, Inc.	3,588,750	0.3
34,200	(1)	Acceleron Pharma, Inc.	3,848,526	0.3
51,859	(1)	Adaptive Biotechnologies Corp.	2,521,903	0.2
48,100		Agilent Technologies, Inc.	4,855,214	0.4

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
24,700	(1),(2)	Agios Pharmaceuticals, Inc.	$864,500	0.1
17,200	(1)	Alexion Pharmaceuticals, Inc.	1,968,196	0.2
32,200	(1)	Align Technology, Inc.	10,540,992	0.9
55,700	(1)	Alnylam Pharmaceuticals, Inc.	8,109,920	0.7
21,200	(1)	Amedisys, Inc.	5,012,316	0.4
13,385	(1),(2)	Argenx SE ADR	3,513,830	0.3
15,600	(1)	Ascendis Pharma A/S ADR	2,407,392	0.2
401,243	(1)	Avantor, Inc.	9,023,955	0.7
88,200	(1)	BioMarin Pharmaceutical, Inc.	6,710,256	0.5
23,500	(1),(2)	BioNTech SE ADR	1,626,905	0.1
14,500	(1),(2)	Bluebird Bio, Inc.	782,275	0.1
30,200	(1)	Blueprint Medicines Corp.	2,799,540	0.2
29,600		Bruker Corp.	1,176,600	0.1
51,584	(1)	Catalent, Inc.	4,418,685	0.4
122,828	(1)	Centene Corp.	7,164,557	0.6
33,912		Cerner Corp.	2,451,499	0.2
17,600		Cooper Cos., Inc.	5,933,312	0.5
39,800	(1)	DaVita, Inc.	3,408,870	0.3
23,200	(1)	DexCom, Inc.	9,563,736	0.8
88,610	(1)	Elanco Animal Health, Inc.	2,474,877	0.2
56,700	(1)	Exact Sciences Corp.	5,780,565	0.5
144,800	(1)	Exelixis, Inc.	3,540,360	0.3
51,000	(1),(2)	FibroGen, Inc.	2,097,120	0.2
32,900	(1)	Genmab A/S ADR	1,204,469	0.1
6,508	(1)	GoodRx Holdings, Inc.	361,845	0.0
5,700	(1)	GW Pharmaceuticals PLC ADR	554,895	0.0
105,500	(1)	Hologic, Inc.	7,012,585	0.6
72,900	(1)	Horizon Therapeutics Plc	5,662,872	0.5
5,775	(1)	ICU Medical, Inc.	1,055,439	0.1
25,400	(1)	Idexx Laboratories, Inc.	9,984,994	0.8
107,000	(1)	Incyte Corp., Ltd.	9,602,180	0.8
50,700	(1)	Ionis Pharmaceuticals, Inc.	2,405,715	0.2
20,200	(1)	IQVIA Holdings, Inc.	3,184,126	0.2
18,800	(1)	Jazz Pharmaceuticals PLC	2,680,692	0.2
23,500	(1)	Livongo Health, Inc.	3,291,175	0.3
100,891		McKesson Corp.	15,025,697	1.2
7,900	(1)	Mettler Toledo International, Inc.	7,629,425	0.6
30,400	(1)	Molina Healthcare, Inc.	5,564,416	0.4
10,200	(1)	MyoKardia, Inc.	1,390,566	0.1
62,779	(1)	Neurocrine Biosciences, Inc.	6,036,829	0.5
32,500	(1),(2)	Novocure Ltd.	3,617,575	0.3
21,100	(1),(2)	Penumbra, Inc.	4,101,418	0.3
22,300		Perrigo Co. PLC	1,023,793	0.1
44,963	(1)	PPD, Inc.	1,663,181	0.1
20,700	(1)	PRA Health Sciences, Inc.	2,099,808	0.2
21,700	(1)	Quidel Corp.	4,760,546	0.4
70,488	(2)	Royalty Pharma PLC	2,965,430	0.2
16,942	(1),(2)	Sage Therapeutics, Inc.	1,035,495	0.1
21,500	(1),(2)	Sarepta Therapeutics, Inc.	3,019,245	0.2
55,180	(1)	Seattle Genetics, Inc.	10,798,174	0.9
14,500		STERIS Public Ltd. Co.	2,554,755	0.2
18,100		Teleflex, Inc.	6,161,602	0.5
29,592	(1),(2)	Ultragenyx Pharmaceutical, Inc.	2,432,167	0.2
10,000		Universal Health Services, Inc.	1,070,200	0.1
61,400	(1)	Veeva Systems, Inc.	17,265,066	1.4
16,300		West Pharmaceutical Services, Inc.	4,480,870	0.4
			273,226,411	22.3

		Industrials: 12.3%
101,700	(2)	ADT, Inc.	830,889	0.1
28,900		Allegion Public Ltd.	2,858,499	0.2
11,962		Ametek, Inc.	1,189,023	0.1
24,700		AO Smith Corp.	1,304,160	0.1
38,400		BWX Technologies, Inc.	2,162,304	0.2
32,900		Cintas Corp.	10,950,107	0.9
76,800	(1)	Copart, Inc.	8,076,288	0.7
17,600	(1)	CoStar Group, Inc.	14,933,776	1.2
83,970	(1),(2)	Dun & Bradstreet Holdings, Inc.	2,154,670	0.2
39,487		Equifax, Inc.	6,195,510	0.5
18,900		Expeditors International Washington, Inc.	1,710,828	0.1
31,600		Fastenal Co.	1,424,844	0.1
16,383		Fortive Corp.	1,248,549	0.1
29,175		Fortune Brands Home & Security, Inc.	2,524,221	0.2
24,800	(1)	Generac Holdings, Inc.	4,802,272	0.4
44,200		Graco, Inc.	2,711,670	0.2
31,900	(1)	HD Supply Holdings, Inc.	1,315,556	0.1
21,700	(2)	Hexcel Corp.	728,035	0.1
8,300		Hubbell, Inc.	1,135,772	0.1
6,300		Huntington Ingalls Industries, Inc.	886,725	0.1
77,400	(1)	IAA, Inc.	4,030,218	0.3
6,900		IDEX Corp.	1,258,629	0.1
99,853		IHS Markit Ltd.	7,839,459	0.6
18,800		JB Hunt Transport Services, Inc.	2,375,944	0.2
14,200		Kansas City Southern	2,567,786	0.2
6,410		L3Harris Technologies, Inc.	1,088,674	0.1
11,300		Landstar System, Inc.	1,418,037	0.1
12,400	(1)	Middleby Corp.	1,112,404	0.1
12,800		Nordson Corp.	2,455,296	0.2
29,650		Old Dominion Freight Line	5,364,278	0.4
30,600		Otis Worldwide Corp.	1,910,052	0.2
13,300		Paccar, Inc.	1,134,224	0.1
24,300		Ritchie Bros Auctioneers, Inc.	1,439,775	0.1
26,200		Rockwell Automation, Inc.	5,781,816	0.5
47,825		Rollins, Inc.	2,591,637	0.2
40,700		Toro Co.	3,416,765	0.3
38,800		Trane Technologies PLC	4,704,500	0.4
6,675		TransDigm Group, Inc.	3,171,426	0.3
94,200		TransUnion	7,925,046	0.6
7,100	(1)	United Rentals, Inc.	1,238,950	0.1
10,200		Valmont Industries, Inc.	1,266,636	0.1
54,556		Verisk Analytics, Inc.	10,109,772	0.8

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
32,750		Waste Connections, Inc.	$3,399,450	0.3
7,100		Watsco, Inc.	1,653,519	0.1
18,300		Woodward, Inc.	1,466,928	0.1
17,400		Xylem, Inc.	1,463,688	0.1
			151,328,607	12.3

		Information Technology: 38.4%
80,600	(1)	Akamai Technologies, Inc.	8,909,524	0.7
95,700		Amphenol Corp.	10,361,439	0.8
52,300	(1)	Anaplan, Inc.	3,272,934	0.3
35,200	(1)	ANSYS, Inc.	11,518,496	0.9
35,299	(1)	Aspen Technology, Inc.	4,468,500	0.4
10,779	(1)	Atlassian Corp. PLC	1,959,514	0.2
53,400	(1)	Avalara, Inc.	6,799,956	0.6
16,781	(1)	Bentley Systems, Inc.	526,923	0.0
36,500	(1)	Bill.com Holdings, Inc.	3,661,315	0.3
82,734	(1)	Black Knight, Inc.	7,201,995	0.6
82,364		Booz Allen Hamilton Holding Corp.	6,834,565	0.6
55,000		Broadridge Financial Solutions, Inc. ADR	7,260,000	0.6
137,600	(1)	Cadence Design Systems, Inc.	14,672,288	1.2
80,300		CDW Corp.	9,598,259	0.8
60,603	(1)	Ceridian HCM Holding, Inc.	5,008,838	0.4
33,700		Citrix Systems, Inc.	4,640,827	0.4
47,900		Cognex Corp.	3,118,290	0.2
11,720	(1)	Coherent, Inc.	1,300,099	0.1
41,600		Corning, Inc.	1,348,256	0.1
34,500	(1),(2)	Coupa Software, Inc.	9,461,280	0.8
42,397	(1)	Crowdstrike Holdings, Inc.	5,821,956	0.5
11,320	(1),(3),(4)	Databricks, Inc.	543,359	0.1
68,646	(1),(2)	Datadog, Inc.	7,012,875	0.6
76,153	(1)	DocuSign, Inc.	16,391,172	1.3
40,237	(1)	Dynatrace, Inc.	1,650,522	0.1
128,900		Entegris, Inc.	9,582,426	0.8
7,900	(1)	EPAM Systems, Inc.	2,553,912	0.2
26,200	(1)	Euronet Worldwide, Inc.	2,386,820	0.2
56,895	(1)	Five9, Inc.	7,378,144	0.6
43,500	(1)	FleetCor Technologies, Inc.	10,357,350	0.8
17,200		Flir Systems, Inc.	616,620	0.0
63,300	(1)	Fortinet, Inc.	7,457,373	0.6
36,100	(1)	Gartner, Inc.	4,510,695	0.4
48,500		Genpact Ltd.	1,889,075	0.1
78,800	(1)	GoDaddy, Inc.	5,986,436	0.5
23,200	(1)	Guidewire Software, Inc.	2,419,064	0.2
15,700	(1)	HubSpot, Inc.	4,588,011	0.4
51,200	(1)	Inphi Corp.	5,747,200	0.5
7,600	(1)	IPG Photonics Corp.	1,291,772	0.1
60,150	(1)	Keysight Technologies, Inc.	5,941,617	0.5
83,300		KLA Corp.	16,138,542	1.3
39,700		Leidos Holdings, Inc.	3,539,255	0.3
14,800		Littelfuse, Inc.	2,624,632	0.2
124,848		Marvell Technology Group Ltd.	4,956,466	0.4
51,100		Maxim Integrated Products	3,454,871	0.3
110,800		Microchip Technology, Inc.	11,385,808	0.9
19,700	(1),(2)	MongoDB, Inc.	4,560,747	0.4
41,600		Monolithic Power Systems, Inc.	11,631,776	0.9
16,700		Motorola Solutions, Inc.	2,618,727	0.2
26,300	(1),(2)	nCino, Inc.	2,095,584	0.2
58,400		NortonLifeLock, Inc.	1,217,056	0.1
54,000	(1)	Okta, Inc.	11,547,900	0.9
32,200	(1)	Palo Alto Networks, Inc.	7,880,950	0.6
29,900		Paychex, Inc.	2,385,123	0.2
33,900	(1)	Paycom Software, Inc.	10,553,070	0.9
27,800	(1)	Paylocity Holding Corp.	4,487,476	0.4
3,183	(1),(3),(4)	Procore Technologies, Inc.	143,235	0.0
34,700	(1)	Proofpoint, Inc.	3,662,585	0.3
49,375	(1)	PTC, Inc.	4,084,300	0.3
171,369	(1),(2)	Pure Storage, Inc. - Class A	2,637,369	0.2
80,667	(1),(2)	RealPage, Inc.	4,649,646	0.4
35,800	(1)	RingCentral, Inc.	9,831,038	0.8
34,200		Skyworks Solutions, Inc.	4,976,100	0.4
159,760	(1),(2)	Slack Technologies, Inc.	4,291,154	0.3
41,800	(1),(2)	Smartsheet, Inc.	2,065,756	0.2
71,300	(1)	Splunk, Inc.	13,413,669	1.1
78,335		SS&C Technologies Holdings, Inc.	4,740,834	0.4
55,021	(1)	StoneCo Ltd.	2,910,061	0.2
63,700	(1)	Synopsys, Inc.	13,630,526	1.1
31,626	(1),(3),(4)	Tanium, Inc. Class B	360,385	0.0
87,900		Teradyne, Inc.	6,984,534	0.6
18,300	(1)	Trade Desk, Inc./The	9,493,674	0.8
47,400	(1)	Twilio, Inc.	11,712,066	1.0
20,400	(1)	Tyler Technologies, Inc.	7,110,624	0.6
25,200	(1)	VeriSign, Inc.	5,162,220	0.4
16,199	(1)	WEX, Inc.	2,251,175	0.2
15,953	(1)	Wix.com Ltd.	4,065,622	0.3
11,747	(1)	Workday, Inc.	2,527,132	0.2
112,300		Xilinx, Inc.	11,706,152	1.0
18,600	(1)	Zebra Technologies Corp.	4,695,756	0.4
54,600	(1)	Zendesk, Inc.	5,619,432	0.5
			469,852,725	38.4

		Materials: 2.4%
24,800		Avery Dennison Corp.	3,170,432	0.3
105,180		Ball Corp.	8,742,562	0.7
42,800		CF Industries Holdings, Inc.	1,314,388	0.1
43,900	(2)	Kirkland Lake Gold Ltd.	2,139,247	0.2
10,600		PPG Industries, Inc.	1,294,048	0.1
50,200		RPM International, Inc.	4,158,568	0.3
47,100		Sealed Air Corp.	1,827,951	0.1
50,700		Vulcan Materials Co.	6,871,878	0.6
			29,519,074	2.4

		Real Estate: 0.3%
38,900		CubeSmart	1,256,859	0.1
50,200		MGM Growth Properties LLC	1,404,596	0.1
3,750		SBA Communications Corp.	1,194,300	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
6,575	(1),(3),(4)	WeWork Companies, Inc. - Class A	$–	–
			3,855,755	0.3

	Total Common Stock
	(Cost $863,699,748)		1,213,805,753	99.1

PREFERRED STOCK: 1.0%
		Communication Services: 0.2%
32,391	(1),(3),(4)	AirBNB, Inc. - Series D	2,560,184	0.2
3,719	(1),(3),(4)	AirBNB, Inc. - Series E	293,950	0.0
			2,854,134	0.2

		Consumer Discretionary: 0.2%
32,438	(1),(3),(4)	Rappi, Inc. - Series E	1,938,042	0.2

		Information Technology: 0.6%
24,459	(1),(3),(4)	Databricks, Inc., Series F	1,174,032	0.1
2,122	(1),(3),(4)	Procore Technologies, Inc. - Series B	95,490	0.0
353,970	(1),(3),(4)	Tanium, Inc. - Series G	4,033,559	0.4
1,681	(1),(3),(4)	UiPath Inc. - Series G	31,256	0.0
69,933	(1),(3),(4)	UiPath Inc., Series D-1	1,300,297	0.1
11,742	(1),(3),(4)	UiPath Inc., Series D-2	218,324	0.0
			6,852,958	0.6

		Real Estate: –%
44,396	(1),(3),(4)	WeWork Companies, Inc. - Series D-1	–	–
34,882	(1),(3),(4)	WeWork Companies, Inc. - Series D-2	–	–
24,709	(1),(3),(4)	WeWork Companies, Inc. - Series E	–	–
			–	–

	Total Preferred Stock
	(Cost $9,741,519)		11,645,134	1.0

	Total Long-Term Investments
	(Cost $873,441,267)		1,225,450,887	100.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
		Repurchase Agreements: 5.4%

2,960,614	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $2,960,625, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $3,019,826, due 09/01/29-02/20/69)	2,960,614	0.3
5,357,403	(5)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $5,357,438, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $5,625,273, due 08/10/21-08/21/40)	$5,357,403	0.4
5,725,493	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $5,725,509, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $5,840,003, due 10/25/20-06/20/69)	5,725,493	0.5
1,379,403	(5)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,379,406, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,406,996, due 08/15/27-09/01/50)	1,379,403	0.1
5,057,715	(5)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $5,057,732, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $5,158,891, due 10/08/20-08/15/50)	5,057,715	0.4

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
10,954,102	(5)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $10,954,126, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $11,173,185, due 11/27/20-11/01/59)	$10,954,102	0.9
2,016,718	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $2,016,723, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,057,052, due 10/01/20-09/01/50)	2,016,718	0.2
3,979,059	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $3,979,073, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $4,058,655, due 02/15/21-07/20/70)	3,979,059	0.3
2,148,983	(5)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,148,990, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $2,191,970, due 08/31/23-08/15/40)	2,148,983	0.2
15,095,347	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $15,095,380, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $15,397,254, due 10/27/20-07/15/61)	$15,095,347	1.2
1,255,319	(5)	Royal Bank of Canada, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $1,255,326, collateralized by various U.S. Government Securities, 0.000%-10.200%, Market Value plus accrued interest $1,313,724, due 10/27/20-07/09/40)	1,255,319	0.1
2,705,641	(5)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,705,650, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,759,754, due 06/01/26-02/15/60)	2,705,641	0.2
7,225,694	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $7,225,736, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,389,992, due 04/15/22-02/15/46)	7,225,694	0.6

	Total Repurchase Agreements
	(Cost $65,861,491)		65,861,491	5.4

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
1,534,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	$1,534,000	0.1
1,534,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	1,534,000	0.1
1,320,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	1,320,000	0.1
124	(6)	T. Rowe Price Government Reserve Fund, 0.090%	124	0.0
	Total Mutual Funds
	(Cost $4,388,124)		4,388,124	0.3

	Total Short-Term Investments
	(Cost $70,249,615)		70,249,615	5.7

	Total Investments in Securities (Cost $943,690,882)		$1,295,700,502	105.8
	Liabilities in Excess of Other Assets		(70,739,066)	(5.8)
	Net Assets		$1,224,961,436	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $17,240,475 or 1.4% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2020.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$53,561,452	$–	$–	$53,561,452
Consumer Discretionary	139,188,419	–	–	139,188,419
Consumer Staples	40,922,561	–	–	40,922,561
Energy	$2,017,354	$–	$2,324,192	$4,341,546
Financials	45,785,033	2,224,170	–	48,009,203
Health Care	273,226,411	–	–	273,226,411
Industrials	151,328,607	–	–	151,328,607
Information Technology	468,805,746	–	1,046,979	469,852,725
Materials	29,519,074	–	–	29,519,074
Real Estate	3,855,755	–	–	3,855,755
Total Common Stock	1,208,210,412	2,224,170	3,371,171	1,213,805,753
Preferred Stock	–	–	11,645,134	11,645,134
Short-Term Investments	4,388,124	65,861,491	–	70,249,615
Total Investments, at fair value	$1,212,598,536	$68,085,661	$15,016,305	$1,295,700,502

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2020:

Investments, at fair value	Fair Value at September 30, 2020	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$3,371,171	Recent Comparable Transaction Price(s)	Discount Factor	-**	-**	-**
		Market Comparable	Discount for lack of marketability	10%	10%	Decrease
		Market Comparable	Enterprise Value to EBITDA Multiple	7.9x	7.9x	Increase
		Market Comparable	Projected Enterprise Value to EBITDA Multiple	10.4x	10.4x	Increase
		Expected Present Value	Discount Rate for Cost of Equity	23%	23%	Decrease
		Recent Comparable Transaction Price(s)	Market performance adjustment	14%	14%	Decrease
		Market Comparable	Market performance adjustment	14%	14%	Decrease
		Recent Comparable Transaction Price(s)	Discount for lack of collectability	100%	100%	Decrease

Preferred Stocks	$11,645,134	Recent Comparable Transaction Price(s)	Discount Factor	-**	-**	-**
		Market Comparable	Discount for lack of marketability	10%	10%	Decrease
		Market Comparable	Sales Growth Rate	27% - 29%	27% - 29%	Increase
		Market Comparable	Enterprise Value to Sales Multiple	5.4x - 9.7x	5.4x - 9.7x	Increase
		Market Comparable	Gross Profit Growth Rate	30% - 32%	30% - 32%	Increase
		Market Comparable	Enterprise Value to Gross Profit Multiple	6.1x - 10.9x	6.1x - 10.9x	Increase
		Recent Comparable Transaction Price(s)	Discount for lack of collectability	100%	100%	Decrease
Total Investments, at fair value	$15,016,305

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
** No quantitative unobservable inputs were significant to the fair valuation determination at September 30, 2020
*** Unobservable inputs were weighted by the relative fair value of the instruments.
**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2020:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2019	$3,233,376	$10,892,293	$14,125,669
Purchases	1,047,263	2,064,786	3,112,049
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)****	(909,468)	(1,311,945)	(2,221,413)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at September 30, 2020	$3,371,171	$11,645,134	$15,016,305
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2020	$(909,468)	$(1,311,945)	$(2,221,413)

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2020 may be due to securities no longer held or categorized as Level 3 at period end.

At September 30, 2020, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$1,318,736	$2,560,184
AirBNB, Inc. - Series E	7/14/2015	346,218	293,950
Databricks, Inc.	7/24/2020	543,643	543,359
Databricks, Inc., Series F	10/22/2019	1,050,475	1,174,032
Procore Technologies, Inc.	7/15/2020	143,235	143,235
Procore Technologies, Inc. - Series B	7/15/2020	95,490	95,490
Rappi, Inc. - Series E	9/8/2020	1,938,042	1,938,042
Selectquote, Inc. - Lockup Shares	5/6/2020	1,996,992	2,224,170
Tanium, Inc. - Series G	8/26/2015	1,757,213	4,033,559
Tanium, Inc. Class B	9/24/2020	360,385	360,385
UiPath Inc. - Series G	7/9/2020	31,256	31,256
UiPath Inc., Series D-1	4/26/2019	917,327	1,300,297
UiPath Inc., Series D-2	4/26/2019	154,023	218,324
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	169,312
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	2,154,880
WeWork Companies, Inc. - Class A	6/23/2015	144,502	–
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	–
WeWork Companies, Inc. - Series D-2	12/9/2014	580,826	–
WeWork Companies, Inc. - Series E	6/23/2015	812,668	–
		$15,147,129	$17,240,475

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $946,368,711.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$376,409,115
Gross Unrealized Depreciation	(27,077,324)
Net Unrealized Appreciation	$349,331,791